Note 34 - Business combinations (Details Textual) - Mattrs Pipe Coating Business Unit [Member]	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2024 USD ($)	Nov. 30, 2023 USD ($) Number
Disclosure of detailed information about business combination [line items]
Acquisition price				$ 182,600,000
Number Of Plants Acquired | Number				9
Revenue of acquiree since acquisition date	$ 347,100,000
Fair value of net assets and liabilities acquired				$ 152,500,000
Goodwill recognized				$ 13,600,000
Business combination bargain purchase recognized in other operating income	2,200
Acquisition-related costs	$ 1,300,000	$ 1,100,000
Settlement agreement [Member]
Disclosure of detailed information about business combination [line items]
Acquisition price			$ 150,200,000
Business Acquisition Consideration Payment Receivable			$ 32,300,000